Group information - Summary of Subsidiaries (Detail)			12 Months Ended
	Mar. 28, 2020	Mar. 04, 2020	Mar. 31, 2022	Mar. 31, 2021
ReNew Wind Energy (AP 3) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (AP 3) Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Solar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Solar Power Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy MP Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (MP) Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy Varekarwadi Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (Varekarwadi) Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy Delhi Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy Delhi Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy Jamb Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (Jamb) Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy Devgarh Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (Devgarh) Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy (AP) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (AP) Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			70.00%	70.00%
Narmada Wind Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Narmada Wind Energy Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy (Sipla) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (Sipla) Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Solar Energy (Jharkhand One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Solar Energy (Jharkhand One) Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Solar Energy (Jharkhand Three) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Solar Energy (Jharkhand Three) Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary	51.00%		51.00%	51.00%
ReNew Solar Energy (Jharkhand Four) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Solar Energy (Jharkhand Four) Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Solar Energy (Jharkhand Five) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Solar Energy (Jharkhand Five) Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy (Karnataka Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (Karnataka Two) Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Abaha Wind Energy Developers Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Abaha Wind Energy Developers Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Solar Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Solar Energy Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Wind Energy (TN) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (TN) Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy Budh Three Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (Budh 3) Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy (MP One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (MP One) Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Solar Energy (Telangana) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Solar Energy (Telangana) Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			51.00%	51.00%
ReNew Power Services Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Power Services Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Solar Energy (Karnataka Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Solar Energy (Karnataka Two) Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy (Shivpur) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (Shivpur) Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy (Karnataka) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (Karnataka) Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			71.00%	71.00%
ReNew Wind Energy (Karnataka Three) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (Karnataka 3) Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy (AP Five) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (AP Five) Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Saur Urja Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Saur Urja Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Bhumi Prakash Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Bhumi Prakash Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Tarun Kiran Bhoomi Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Tarun Kiran Bhoomi Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Saur Shakti Private Limited (Formerly known as Surya Prakash Urja Bhoomi Private Limited)
Disclosure of subsidiaries [line items]
Name of companies			ReNew Saur Shakti Private Limited (Formerly known as Surya Prakash Urja Bhoomi Private Limited)
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Agni Power Private Limited (Formerly known as Bhanu Dhara Kiran Private Limited)
Disclosure of subsidiaries [line items]
Name of companies			ReNew Agni Power Private Limited (Formerly known as Bhanu Dhara Limited) Kiran Private
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Mega Solar Power Private Limited (Formerly known as Sun Season Private Limited)
Disclosure of subsidiaries [line items]
Name of companies			ReNew Mega Solar Power Private Limited (Formerly known as Sun Season Private Limited)
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			51.00%	51.00%
ReNew Wind Energy (Rajasthan Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (Rajasthan 2) Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy (MP Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (MP Two) Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy (Jath Three) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (Jath Three) Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy (Karnataka Four) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (Karnataka 4) Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy (Maharashtra) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (Maharashtra) Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy (MP Four) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (MP Four) Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy (APTwo) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (AP2) Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy (Orissa) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (Orissa) Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy (AP Four) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (AP 4) Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy (Jadeswar) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (Jadeswar) Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy (Welturi) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (Welturi) Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Solar Services Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Solar Services Private Limited
Name of holding company			ReNew Green Energy Solutions PrivateLimited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Solar Energy (Rajasthan) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Solar Energy (Rajasthan) Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy (Vaspet Five) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (Vaspet 5) Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Solar Energy (Karnataka) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Solar Energy (Karnataka) Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy (TN Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (TN 2) Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy (Rajkot) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (Rajkot) Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy (Rajasthan) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (Rajasthan) Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Akshay Urja Limited (Formerly known as ReNew Akshay Urja Private Limited)
Disclosure of subsidiaries [line items]
Name of companies			ReNew Akshay Urja Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy (Jath) Limited (Formerly known as ReNew Wind Energy (Jath) Private Limited)
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (Jath) Limited (Formerly known as ReNew Wind Energy (Jath) Private Limited)
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy (Rajasthan One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (Rajasthan One) Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy (Rajasthan Three) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (Rajasthan 3) Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Solar Energy (TN) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Solar Energy (TN) Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy (Karnataka Five) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (Karnataka Five) Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy (MP Three) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (MP Three) Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Wind Energy (Rajasthan Four) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Wind Energy (Rajasthan Four) Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Clean Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Clean Energy Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Distributed Solar Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Distributed Solar Energy Private Limited
Name of holding company			ReNew Solar Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Distributed Solar Services Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Distributed Solar Services Private Limited
Name of holding company			ReNew Solar Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Distributed Solar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Distributed Solar Power Private Limited
Name of holding company			ReNew Solar Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Surya Mitra Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Surya Mitra Private Limited
Name of holding company			ReNew Solar Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary		1.39%	68.00%
ReNew Surya Prakash Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Surya Prakash Private Limited
Name of holding company			ReNew Solar Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Saur Vidyut Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Saur Vidyut Private Limited
Name of holding company			ReNew Solar Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Solar Daylight Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Solar Daylight Energy Private Limited
Name of holding company			ReNew Solar Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Solar Sun Flame Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Solar Sun Flame Private Limited
Name of holding company			ReNew Solar Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Power Singapore Pte. Ltd
Disclosure of subsidiaries [line items]
Name of companies			ReNew Power Singapore Pte. Ltd.
Name of holding company			ReNew Power Private Limited
Country of incorporation			Singapore
Proportion of ownership interest in subsidiary			100.00%
Abha Sunlight Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Abha Sunlight Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Nokor Solar Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Nokor Solar Energy Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Izra Solar Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Izra Solar Energy Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Zorya Solar Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Zorya Solar Energy Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Vivasvat Solar Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Vivasvat Solar Energy Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Nokor Bhoomi Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Nokor Bhoomi Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Akhilagya Solar Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Akhilagya Solar Energy Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Adyah Solar Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Adyah Solar Energy Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
ReNew Transmission Ventures Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Transmission Ventures Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Helios Infratech Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Helios Infratech Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Shruti Power Projects Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Shruti Power Projects Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Lexicon Vanijya Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Lexicon Vanijya Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Symphony Vyapaar Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Symphony Vyapaar Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Star Solar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Star Solar Power Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Sungold Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Sungold Energy Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Energy Services Private Limited (formerly known as Sunsource Energy Services Private Limited)
Disclosure of subsidiaries [line items]
Name of companies			ReNew Energy Services Private Limited (formerly known as Sunsource Energy Services Private Limited)
Name of holding company			ReNew Solar Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
Molagavalli Renewable Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Molagavalli Renewable Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Vayu Urja Private Limited (Formerly known as KCT Renewable Energy Private Limited)
Disclosure of subsidiaries [line items]
Name of companies			ReNew Vayu Urja Private Limited (Formerly known as KCT Renewable Energy Private Limited)
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Rajat Renewables Limited
Disclosure of subsidiaries [line items]
Name of companies			Rajat Renewables Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Kanak Renewables Limited
Disclosure of subsidiaries [line items]
Name of companies			Kanak Renewables Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Bidwal Renewable Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Bidwal Renewable Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Pugalur Renewable Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Pugalur Renewable Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
AVP Powerinfra Private Limited
Disclosure of subsidiaries [line items]
Name of companies			AVP Powerinfra Private Limited
Name of holding company			Ostro Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Badoni Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Badoni Power Private Limited
Name of holding company			Ostro Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Ostro Alpha Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Ostro Alpha Wind Private Limited
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Ostro Anantapur Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Ostro Anantapur Private Limited
Name of holding company			Ostro Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Ostro Andhra Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Ostro Andhra Wind Private Limited
Name of holding company			Ostro Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Ostro AP Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Ostro AP Wind Private Limited
Name of holding company			Ostro Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Ostro Bhesada Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Ostro Bhesada Wind Private Limited
Name of holding company			Ostro Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Ostro Dakshin Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Ostro Dakshin Power Private Limited
Name of holding company			Ostro Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Ostro Dhar Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Ostro Dhar Wind Private Limited
Name of holding company			Ostro Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Ostro Jaisalmer Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Ostro Jaisalmer Private Limited
Name of holding company			Ostro Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Ostro Kannada Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Ostro Kannada Power Private Limited
Name of holding company			Ostro Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Ostro Kutch Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Ostro Kutch Wind Private Limited
Name of holding company			Ostro Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Ostro Madhya Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Ostro Madhya Wind Private Limited
Name of holding company			Ostro Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Ostro Mahawind Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Ostro Mahawind Power Private Limited
Name of holding company			Ostro Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Ostro Raj Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Ostro Raj Wind Private Limited
Name of holding company			Ostro Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Ostro Rann Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Ostro Rann Wind Private Limited
Name of holding company			Ostro Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Ostro Renewables Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Ostro Renewables Private Limited
Name of holding company			Ostro Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Ostro Urja Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Ostro Urja Wind Private Limited
Name of holding company			Ostro Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Prathmesh Solarfarms Limited (refer Note 54)
Disclosure of subsidiaries [line items]
Name of companies			Prathmesh Solarfarms Limited (refer Note 54)
Name of holding company			Ostro Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Ostro Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Ostro Energy Private Limited
Name of holding company			ReNew Power Services Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Zemira Renewable Energy Limited
Disclosure of subsidiaries [line items]
Name of companies			Zemira Renewable Energy Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Auxo Solar Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Auxo Solar Energy Private Limited
Name of holding company			Renew Wind Energy (TN) Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Power International Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Power International Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			United Kingdom
Proportion of ownership interest in subsidiary			100.00%	100.00%
Zorya Distributed Power Services Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Zorya Distributed Power Services Private Limited
Name of holding company			ReNew Solar Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Cleantech Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Cleantech Private Limited
Name of holding company			ReNew Solar Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Sun Ability Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Sun Ability Private Limited
Name of holding company			ReNew Solar Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Mega Light Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Mega Light Private Limited
Name of holding company			ReNew Solar Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Sun Waves Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Sun Waves Private Limited
Name of holding company			ReNew Solar Energy (Jharkhand Four) Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Sun Flash Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Sun Flash Private Limited
Name of holding company			ReNew Solar Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Sun Bright Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Sun Bright Private Limited
Name of holding company			ReNew Solar Energy (Jharkhand Four) Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Sun Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Sun Energy Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Auxo Sunlight Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Auxo Sunlight Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Services Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Services Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Sun Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Sun Power Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Mega Urja Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Mega Urja Private Limited
Name of holding company			ReNew Solar Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Mega Spark Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Mega Spark Private Limited
Name of holding company			ReNew Solar Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Mega Green Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Mega Green Private Limited
Name of holding company			ReNew Solar Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Green Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Green Energy Private Limited
Name of holding company			ReNew Solar Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Green Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Green Power Private Limited
Name of holding company			ReNew Solar Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
Greenyana Sunstream Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Greenyana Sunstream Private Limited
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Renew Vyoman Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Renew Vyoman Power Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Renew Vyoman Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Renew Vyoman Energy Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Renew Vyan Shakti Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Renew Vyan Shakti Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Shekhawati Solar Park Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Shekhawati Solar Park Private Limited•
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Renew Green Solutions Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Renew Green Solutions Private Limited
Name of holding company			ReNew Solar Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
Renew Surya Roshni Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Renew Surya Roshni Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Renew Solar Urja Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Renew Solar Urja Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Renew Surya Ojas Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Renew Surya Ojas Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Renew Surya Vihaan Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Renew Surya Vihaan Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Surya Jyoti Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Surya Jyoti Private Limited
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Surya Aayan Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Surya Aayan Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Solar Vidhi Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Solar Vidhi Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Surya Pratap Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Surya Pratap Private Limited
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Surya Alok Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Surya Alok Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			69.00%	69.00%
Renew Surya Kiran Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Renew Surya Kiran Private Limited
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			69.00%	69.00%
ReNew Surya Tejas Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Surya Tejas Private Limited
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Surya Uday Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Surya Uday Private Limited
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			74.00%	74.00%
ReNew Solar Piyush Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Solar Piyush Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Solar Stellar Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Solar Stellar Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Regent Climate Connect Knowledge Solutions Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Regent Climate Connect Knowledge Solutions Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Vayu Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Vayu Energy Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Vayu Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Energy Markets Private Limited (formerly known as ReNew Vayu Power Private Limited)
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Photovolitics Private Limited (Formerly Known As ReNew Saksham Urja Private Limited)
Disclosure of subsidiaries [line items]
Name of companies			ReNew Photovolitics Private Limited (formerly known as ReNew Saksham Urja Private Limited)
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Pawan Shakti Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Pawan Shakti Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Pawan Urja Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Pawan Urja Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Sunlight Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Sunlight Energy Private Limited
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			69.00%	69.00%
ReNew Sun Renewables Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Sun Renewables Private Limited
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Sun Shakti Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Sun Shakti Private Limited
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
ReNew Ravi Tejas Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Ravi Tejas Private Limited
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%	100.00%
Aalok Solarfarms Limited
Disclosure of subsidiaries [line items]
Name of companies			Aalok Solarfarms Limited
Name of holding company			Ostro Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			75.00%	75.00%
Abha Solarfarms Limited
Disclosure of subsidiaries [line items]
Name of companies			Abha Solarfarms Limited
Name of holding company			Ostro Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			75.00%	75.00%
Heramba Renewables Limited
Disclosure of subsidiaries [line items]
Name of companies			Heramba Renewables Limited
Name of holding company			Ostro Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			75.00%	75.00%
Shreyas Solarfarms Limited
Disclosure of subsidiaries [line items]
Name of companies			Shreyas Solarfarms Limited
Name of holding company			Ostro Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			75.00%	75.00%
ReNew Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Power Private Limited
Name of holding company			ReNew Energy Global Plc
Country of incorporation			India
Proportion of ownership interest in subsidiary			93.00%
ReNew Green Energy Solutions Private Limited (Formerly known as ReNew Wind Energy (Jath Three) Private Limited)
Disclosure of subsidiaries [line items]
Name of companies			ReNew Green Energy Solutions Private Limited (Formerly known as ReNew Wind Energy (Jath Three) Private Limited)
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
Renew Naveen Urja Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Renew Naveen Urja Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
Renew Samir Urja Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Renew Samir Urja Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Samir Shakti Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Samir Shakti Private Limited
Name of holding company			ReNew Samir Urja Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
Prathamesh Solarfarms Limited
Disclosure of subsidiaries [line items]
Name of companies			Prathamesh Solarfarms Limited
Name of holding company			Ostro Energy Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
RMG Acquisition Corp II
Disclosure of subsidiaries [line items]
Name of companies			RMG Acquisition Corp II
Name of holding company			ReNew Energy Global Plc
Country of incorporation			Cayman Islands
Proportion of ownership interest in subsidiary			100.00%
ReNew Surya Ravi Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Surya Ravi Private Limited
Name of holding company			ReNew Solar Energy (Jharkand Four) Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Dinkar Jyoti Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Dinkar Jyoti Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Dinkar Urja Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Dinkar Urja Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Bhanu Shakti Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Bhanu Shakti Private Limited
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Ushma Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Ushma Energy Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Surya Spark Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Surya Spark Private Limited
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Hans Urja Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Hans Urja Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Solar (Shakti One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Solar (Shakti One) Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Solar (Shakti Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Solar (Shakti Two) Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Solar (Shakti Three) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Solar (Shakti Three) Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Solar (Shakti Four) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Solar (Shakti Four) Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Solar (Shakti Five) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Solar (Shakti Five) Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Solar (Shakti Six) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Solar (Shakti Six) Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Solar (Shakti Seven) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Solar (Shakti Seven) Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Solar (Shakti Eight) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Solar (Shakti Eight) Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Green (MHH One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Green (MHH One) Private Limited
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Green (MHP One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Green (MHP One) Private Limited
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Green (TNJ One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Green (TNJ One) Private Limited
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Green (GJS One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Green (GJS One) Private Limited
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Green (GJS Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Green (GJS Two) Private Limited
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Jal Urja Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Jal Urja Private Limited (Formerly known as L&T Uttaranchal Hydropower Ltd.)
Name of holding company			ReNew Power Services Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Green (MHK Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Green (MHK Two) Private Limited
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Green (KAK One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Green (KAK One) Private Limited
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Green (GJS Three ) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Green (GJS Three ) Private Limited
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Green (GJ five ) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Green (GJ five ) Private Limited
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Green (GJ Six ) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Green (GJ Six ) Private Limited
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Green (GJ seven ) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Green (GJ seven ) Private Limited
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Green (MHK One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Green (MHK One) Private Limited
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Green (MHP Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Green (MHP Two) Private Limited
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Green (TNJ Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Green (TNJ Two) Private Limited
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Fazilka Solar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Fazilka Solar Power Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Nizamabad Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Nizamabad Power Private Limited
Name of holding company			ReNew Fazilka Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Warangal Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Warangal Power Private Limited
Name of holding company			ReNew Fazilka Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Narwana Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Narwana Power Private Limited
Name of holding company			ReNew Fazilka Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
Sunworld Solar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Sunworld Solar Power Private Limited
Name of holding company			ReNew Fazilka Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
Neemuch Solar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Neemuch Solar Power Private Limited
Name of holding company			ReNew Fazilka Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
Purvanchal Solar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Purvanchal Solar Power Private Limited
Name of holding company			ReNew Fazilka Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
Rewanchal Solar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies			Rewanchal Solar Power Private Limited
Name of holding company			ReNew Fazilka Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Medak Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Medak Power Private Limited
Name of holding company			ReNew Fazilka Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Ranga Reddy Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Ranga Reddy Power Private Limited
Name of holding company			ReNew Fazilka Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Karimnagar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Karimnagar Power Private Limited
Name of holding company			ReNew Fazilka Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ACME Photovoltaic Solar Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ACME Photovoltaic Solar Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			49.00%
ACME Green Shakti Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ACME Green Shakti Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Vikram Shakti Pvt Ltd
Disclosure of subsidiaries [line items]
Name of companies			ReNew Vikram Shakti Pvt Ltd
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Tapas Urja Pvt Ltd
Disclosure of subsidiaries [line items]
Name of companies			ReNew Tapas Urja Pvt Ltd
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Tej Shakti Pvt Ltd
Disclosure of subsidiaries [line items]
Name of companies			ReNew Tej Shakti Pvt Ltd
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Urja Shachar Pvt Ltd
Disclosure of subsidiaries [line items]
Name of companies			ReNew Urja Shachar Pvt Ltd
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
India Clean Energy Holdings
Disclosure of subsidiaries [line items]
Name of companies			India Clean Energy Holdings
Name of holding company			ReNew Energy Global Plc
Country of incorporation			Mauritius
Proportion of ownership interest in subsidiary			100.00%
IB Vogt Solar Seven Private Limited
Disclosure of subsidiaries [line items]
Name of companies			IB Vogt Solar Seven Private Limited
Name of holding company			ReNew Solar Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			24.00%
ReNew Green (MHP Three) Pvt Ltd
Disclosure of subsidiaries [line items]
Name of companies			ReNew Green (MHP Three) Pvt. Ltd.
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Green (GJ Nine) Pvt. Ltd.
Disclosure of subsidiaries [line items]
Name of companies			ReNew Green (GJ Nine) Pvt. Ltd.
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Green (CGS One) Pvt. Ltd.
Disclosure of subsidiaries [line items]
Name of companies			ReNew Green (CGS One) Pvt. Ltd.
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Green (MPR One) Pvt. Ltd.
Disclosure of subsidiaries [line items]
Name of companies			ReNew Green (MPR One) Pvt. Ltd.
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Green (GJ Eight) Pvt. Ltd.
Disclosure of subsidiaries [line items]
Name of companies			ReNew Green (GJ Eight) Pvt. Ltd.
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Green (GJ Four) Pvt. Ltd.
Disclosure of subsidiaries [line items]
Name of companies			ReNew Green (GJ Four) Pvt. Ltd.
Name of holding company			ReNew Green Energy Solutions Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Vidyut Tej Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Vidyut Tej Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Vidyut Shakti Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Vidyut Shakti Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
ReNew Power Synergy Private Limited
Disclosure of subsidiaries [line items]
Name of companies			ReNew Power Synergy Private Limited
Name of holding company			ReNew Power Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
Koppal- Narendra Transmission Limited
Disclosure of subsidiaries [line items]
Name of companies			Koppal- Narendra Transmission Limited
Name of holding company			ReNew Transmission Ventures Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
Gadag Transmission Limited
Disclosure of subsidiaries [line items]
Name of companies			Gadag Transmission Limited
Name of holding company			ReNew Transmission Ventures Private Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%
Diamond II Limited
Disclosure of subsidiaries [line items]
Name of companies			Diamond II Limited
Name of holding company			ReNew Energy Global Plc
Country of incorporation			Mauritius
Proportion of ownership interest in subsidiary			100.00%